UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05876

LORD ABBETT SERIES FUND, INC.

(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices)  (Zip code)

Christina T. Simmons, Vice President & Assistant Secretary
90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2007

Item 1:       Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - ALL VALUE PORTFOLIO March 31, 2007

		Value
Investments	Shares	(000)
COMMON STOCKS 95.01%

Advertising Agency 1.51%
Interpublic Group of Cos. (The)*	40,100	$493
R.H. Donnelley Corp.*	10,900	773
Total		1,266

Aerospace 1.50%
Alliant Techsystems Inc.*	7,500	659
Curtiss-Wright Corp.	10,200	393
Moog Inc., Class A*	4,850	202
Total		1,254

Auto Components 1.43%
Oshkosh Truck Corp.	22,700	1,203

Banks 6.17%
Bank of America Corp.	13,000	663
Bank of New York Co., Inc. (The)	19,100	774
Cullen/Frost Bankers, Inc.	28,100	1,470
Marshall & Ilsley Corp. (The)	24,800	1,149
Mellon Financial Corp.	2,900	125
SunTrust Banks, Inc.	3,500	291
TCF Financial Corp.	10,600	279
U.S. Bancorp	12,000	420
Total		5,171

Beverage: Brewers 0.44%
Anheuser-Busch Cos., Inc.	7,400	373

Beverage: Soft Drinks 2.04%
PepsiCo, Inc.	26,900	1,710

Chemicals 3.72%
Cabot Corp.	14,500	692
Cytec Industries Inc.	17,100	962
Praxair, Inc.	12,875	810
Rohm & Haas Co.	12,600	652
Total		3,116

Communications & Media 0.62%
Time Warner, Inc.	26,300	519

Communications Technology 2.69%
Anixter Int’l., Inc.*	15,500	1,022
JDS Uniphase Corp.*	16,600	253
McAfee, Inc.*	17,700	515
Tellabs, Inc.*	46,800	463
Total		2,253

Computer Services, Software & Systems 0.94%
Cadence Design Systems, Inc.*	37,400	788

Computer Technology 2.80%
Sun Microsystems, Inc.*	175,200	1,053
Zebra Technologies Corp., Class A*	33,500	1,293
Total		2,346

Consumer Electronics 0.56%
Yahoo! Inc.*	15,000	469

Consumer Products 0.42%
Int’l. Flavors & Fragrances Inc.	7,400	349

Containers & Packaging: Metal & Glass 0.50%
AptarGroup, Inc. (United Kingdom)(a)	6,200	415
Crown Holdings, Inc.*	200	5
Total		420

Copper 0.24%
Freeport-McMoRan Copper & Gold Inc.	3,000	199

Diversified Financial Services 2.32%
Citigroup, Inc.	37,900	1,946

Diversified Manufacturing 1.51%
Ball Corp.	10,100	463
Brady Corp.	13,700	428
Hexcel Corp.*	18,800	373
Total		1,264

Drug & Grocery Store Chains 1.70%
Kroger Co. (The)	50,400	1,424

Drugs & Pharmaceuticals 8.92%
Abbott Laboratories	28,200	1,573

See Notes to Schedule of Investments.

1

		Value
Investments	Shares	(000)
Drugs & Pharmaceuticals (Continued)
Bristol-Myers Squibb Co.	11,800	$328
Mylan Laboratories Inc.	49,800	1,053
Novartis AG ADR	25,900	1,415
Sanofi-Aventis ADR	15,600	679
Schering-Plough Corp.	18,630	475
Teva Pharmaceutical Industries Ltd. ADR	27,700	1,037
Wyeth	18,400	920
Total		7,480

Electrical Equipment & Components 1.59%
AMETEK, Inc.	9,550	330
Cooper Industries Ltd., Class A	9,500	427
Emerson Electric Co.	13,400	578
Total		1,335

Electronics: Technology 1.63%
General Dynamics Corp.	17,900	1,368

Engineering & Contracting Services 0.17%
URS Corp.*	3,300	140

Financial Data Processing Services & Systems 0.22%
Automatic Data Processing, Inc.	3,800	184

Foods 2.21%
Campbell Soup Co.	21,500	837
Kraft Foods Inc., Class A	32,200	1,020
Total		1,857

Gold 2.64%
Barrick Gold Corp. (Canada)(a)	46,900	1,339
Newmont Mining Corp.	20,900	878
Total		2,217

Healthcare Management Services 0.55%
Sierra Health Services, Inc.*	11,200	461

Identification Control & Filter Devices 0.76%
IDEX Corp.	12,500	636

Insurance: Multi-Line 3.14%
American International Group, Inc.	29,400	1,976
Genworth Financial, Inc., Class A	9,600	336
Hartford Financial Services Group, Inc. (The)	3,400	325
Total		2,637

Insurance: Property-Casualty 0.94%
Everest Re Group, Ltd. (Bermuda)(a)	8,200	789

Machinery: Industrial/Specialty 0.42%
Kennametal Inc.	5,200	352

Machinery: Oil Well Equipment & Services 1.00%
CARBO Ceramics Inc.	2,700	126
Halliburton Co.	9,000	286
Schlumberger Ltd. (Netherlands)(a)	2,300	159
Superior Energy Services, Inc.*	7,700	265
Total		836

Medical & Dental Instruments & Supplies 1.24%
Boston Scientific Corp.*	8,800	128
Patterson Cos., Inc.*	15,100	536
Zimmer Holdings, Inc.*	4,400	376
Total		1,040

Metal Fabricating 2.10%
Quanex Corp.	22,850	968
Shaw Group, Inc. (The)*	25,400	794
Total		1,762

Miscellaneous: Consumer Staples 1.46%
Diageo plc ADR	15,100	1,222

Miscellaneous: Materials & Processing 0.25%
Rogers Corp.*	4,690	208

Multi-Sector Companies 8.22%
Berkshire Hathaway Financial, Class B*	425	1,547

See Notes to Schedule of Investments.

2

		Value
Investments	Shares	(000)
Multi-Sector Companies (Continued)
Carlisle Cos., Inc.	34,900	$1,498
Eaton Corp.	4,470	374
General Electric Co.	76,700	2,712
Trinity Industries, Inc.	18,200	763
Total		6,894

Oil: Crude Producers 1.09%
Chesapeake Energy Corp.	10,800	334
Forest Oil Corp.*	10,500	350
Range Resources Corp.	6,800	227
Total		911

Oil: Integrated Domestic 0.94%
EnCana Corp. (Canada)(a)	15,600	790

Oil: Integrated International 2.88%
Chevron Corp.	9,700	717
ExxonMobil Corp.	22,500	1,698
Total		2,415

Publishing: Miscellaneous 1.31%
R.R. Donnelley & Sons Co.	30,000	1,098

Real Estate Investment Trusts 0.10%
Host Hotels & Resorts, Inc.	3,120	82

Rental & Leasing Services: Commercial 0.78%
GATX Financial Corp.	13,600	650

Restaurants 0.53%
Brinker International, Inc.	8,950	293
Ruby Tuesday, Inc.	5,300	151
Total		444

Retail 2.97%
Costco Wholesale Corp.	14,500	781
Federated Department Stores, Inc.	24,774	1,116
Foot Locker, Inc.	6,900	162
MSC Industrial Direct Co., Inc., Class A	9,300	434
Total		2,493

Savings & Loan 0.55%
Webster Financial Corp.	9,565	459

Services: Commercial 0.81%
IAC/InterActive Corp.*	8,800	332
Sabre Holdings Corp., Class A	9,500	311
Waste Connections, Inc.*	1,350	40
Total		683

Soaps & Household Chemicals 2.37%
Procter & Gamble Co. (The)	31,409	1,984

Steel 1.51%
Carpenter Technology Corp.	10,500	1,268

Utilities: Cable TV & Radio 2.03%
Comcast Corp., Class A*	66,825	1,702

Utilities: Electrical 3.18%
Ameren Corp.	3,118	157
CMS Energy Corp.	15,440	275
Dominion Resources, Inc.	5,100	453
FPL Group, Inc.	3,000	183
PNM Resources, Inc.	13,000	420
Southern Co. (The)	32,100	1,176
Total		2,664

Utilities: Gas Distributors 0.78%
AGL Resources Inc.	4,800	205
UGI Corp.	16,900	451
Total		656

Utilities: Gas Pipelines 0.42%
El Paso Corp.	24,400	353

Utilities: Telecommunications 4.19%
AT&T Inc.	65,800	2,594
Qwest Communications International Inc.*	16,700	150
Verizon Communications, Inc.	20,300	770
Total		3,514

Total Common Stocks (cost $72,445,784)		79,654

See Notes to Schedule of Investments.

3

	Principal
	Amount	Value
Investments	(000)	(000)
SHORT-TERM INVESTMENT 4.86%

Repurchase Agreement
Repurchase Agreement dated 3/30/2007, 4.75% due 4/2/2007 with State Street Bank & Trust Co. collateralized by $4,170,000 of Federal Home Loan Bank at Zero Coupon due 4/13/2007; value: $4,159,575; proceeds: $4,075,377 (cost $4,073,765)	$4,074	$4,074

Total Investments in Securities 99.87% (cost $76,519,549)		83,728
Other Assets in Excess of Liabilities 0.13%		107
Net Assets 100.00%		$83,835

ADR American Depositary Receipt

* Non-income producing security.

(a) Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

4

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - AMERICA'S VALUE PORTFOLIO March 31, 2007

	Shares
Investments	(000)	Value
LONG-TERM INVESTMENTS 98.02%

COMMON STOCKS 63.59%

Chemicals 5.02%
Chemtura Corp.	153	$1,671,197
Eastman Chemical Co.	34	2,140,554
Monsanto Co.	30	1,643,304
Total		5,455,055

Commercial Banks 1.05%
Bank of America Corp.	22	1,142,848

Commercial Services & Supplies 2.79%
R.R. Donnelley & Sons Co.	67	2,455,189
Waste Management, Inc.	17	578,088
Total		3,033,277

Communications Equipment 1.01%
Avaya Inc.*	93	1,100,751

Containers & Packaging 1.59%
Ball Corp.	38	1,723,960

Diversified Consumer Services 1.91%
ServiceMaster Co. (The)	135	2,080,728

Diversified Telecommunication Services 3.75%
AT&T Inc.	86	3,402,809
Verizon Communications, Inc.	18	674,976
Total		4,077,785

Electric Utilities 4.09%
Ameren Corp.	40	2,022,060
Puget Energy, Inc.	94	2,419,056
Total		4,441,116

Electrical Equipment 1.08%
Hubbell, Inc., Class B	24	1,177,056

Energy Equipment & Services 3.68%
GlobalSantaFe Corp. (Cayman Islands)(b)	32	1,961,424

See Notes to Schedule of Investments.

1

	Shares
Investments	(000)	Value
Energy Equipment & Services (Continued)
Halliburton Co.	64	$2,037,708
Total		3,999,132

Food Products 4.89%
H.J. Heinz Co.	44	2,092,128
Kellogg Co.	21	1,074,887
Kraft Foods Inc., Class A	68	2,143,382
Total		5,310,397

Gas Utilities 2.33%
NiSource Inc.	104	2,534,428

Hotels, Restaurants & Leisure 1.10%
McDonald's Corp.	27	1,198,330

Household Durables 4.50%
Newell Rubbermaid, Inc.	73	2,282,006
Snap-on Inc.	31	1,505,530
Tupperware Brands Corp.	44	1,096,920
Total		4,884,456

Insurance 5.93%
ACE Ltd. (Bermuda)(b)	35	1,991,394
PartnerRe Ltd. (Bermuda)(b)	22	1,487,318
Safeco Corp.	16	1,056,237
XL Capital Ltd., Class A (Bermuda)(b)	27	1,909,908
Total		6,444,857

Integrated Telecommunication 0.37%
Windstream Corp.	27	402,506

Media 2.58%
Clear Channel Communications, Inc.	59	2,060,352
Interpublic Group of Cos. (The)*	60	741,234
Total		2,801,586

Multi-Line Retail 1.00%
Federated Department Stores, Inc.	24	1,084,264

See Notes to Schedule of Investments.

2

	Shares
Investments	(000)	Value
Oil & Gas 3.51%
Chevron Corp.	28	$2,056,088
EOG Resources, Inc.	25	1,754,964
Total		3,811,052

Paper & Forest Products 3.72%
Bowater, Inc.	92	2,196,204
MeadWestvaco Corp.	60	1,847,316
Total		4,043,520

Pharmaceuticals 4.02%
Bristol-Myers Squibb Co.	86	2,395,688
Mylan Laboratories, Inc.	93	1,970,248
Total		4,365,936

Specialty Retail 2.01%
OfficeMax, Inc.	42	2,188,710

Trading Companies & Distributors 1.66%
Genuine Parts Co.	37	1,798,300
Total Common Stocks (cost $59,119,554)		69,100,050

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)
CONVERTIBLE BONDS 3.39%

Aerospace & Defense 0.38%
DRS Technologies, Inc.+	2.00%	2/1/2026	$100	105,750
EDO Corp.	4.00%	11/15/2025	300	306,750
Total				412,500

Biotechnology 0.71%
Amgen Inc.	0.125%	2/1/2011	300	275,625
CV Therapeutics, Inc.	3.25%	8/16/2013	250	187,812
Genzyme Corp.	1.25%	12/1/2023	300	309,750
Total				773,187

Diversified Consumer Services 0.24%
FTI Consulting, Inc.	3.75%	7/15/2012	200	259,750

Diversified Telecommunication Services 0.15%
Qwest Communications Int'l., Inc.	3.50%	11/15/2025	100	165,875

See Notes to Schedule of Investments.

3

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Healthcare Providers & Services 0.24%
Five Star Quality Care, Inc.+	3.75%	10/15/2026	$200	$208,500
Five Star Quality Care, Inc.	3.75%	10/15/2026	50	52,125
Total				260,625

Hotels, Restaurants & Leisure 0.23%
Hilton Hotels Corp.	3.375%	4/15/2023	150	244,687

IT Services 0.24%
Electronic Data Systems Corp.	3.875%	7/15/2023	250	264,375

Machinery 0.26%
Roper Industries, Inc.	1.481%	1/15/2034	400	283,000

Oil & Gas 0.32%
Devon Energy Corp.	4.90%	8/15/2008	250	349,688

Pharmaceuticals 0.23%
MGI PHARMA, Inc.	1.682%	3/2/2024	350	245,438

Road & Rail 0.39%
CSX Corp.	Zero Coupon	10/30/2021	300	429,375
Total Convertible Bonds (cost $3,323,264)				3,688,500

		Shares
		(000)
CONVERTIBLE PREFERRED STOCKS 1.27%
Commercial Banks 0.24%
Marshall & Ilsley Corp. (The)	6.50%	10	261,300

Electric Utilities 0.26%
CMS Energy Corp.	4.50%	3	280,875

Energy Equipment & Services 0.52%
El Paso Corp.+	4.99%	1	571,668

Insurance 0.25%
Fortis Insurance N.V. (Netherlands)+(b)	7.75%	10	138,147
XL Capital Ltd. (Cayman Islands)(b)	7.00%	5	129,900
Total			268,047
Total Convertible Preferred Stocks (cost $1,166,302)			1,381,890

See Notes to Schedule of Investments.

4

	Shares
Investments	(000)	Value
FOREIGN COMMON STOCKS 6.63%

Australia 1.11%
Coca-Cola Amatil Ltd.(a)	169	$1,203,664

Canada 0.49%
CI Financial Income Fund Unit(a)	22	535,505

Germany 0.59%
Henkel KGaA(a)	5	634,802

Greece 0.83%
National Bank of Greece S.A.(a)	17	905,384

United Kingdom 3.61%
Cadbury Schweppes plc(a)	114	1,458,596
Kesa Electricals plc(a)	181	1,207,699
Royal Bank of Scotland Group (The) plc(a)	32	1,260,553
Total		3,926,848
Total Foreign Common Stocks (cost $6,178,090)		7,206,203

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)
GOVERNMENT SPONSORED ENTERPRISES BOND 3.71%

Federal Home Loan Mortgage Corp. (cost $4,034,883)	5.75%	4/15/2008	$4,000	4,029,748

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 2.33%
Federal National Mortgage Assoc.	6.00%	2/1/2034-4/1/2036	1,726	1,744,198
Federal National Mortgage Assoc.	6.50%	7/1/2035-9/1/2036	771	788,218
Total Government Sponsored Enterprises Pass-Throughs (cost $2,543,891)				2,532,416

See Notes to Schedule of Investments.

5

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
HIGH YIELD CORPORATE BONDS 17.10%

Aerospace/Defense 0.24%
Hawker Beechcraft Acquisition Co.+	9.75%	4/1/2017	$250	$261,875

Auto Components 0.15%
Cooper-Standard Automotive, Inc.	8.375%	12/15/2014	100	84,250
Stanadyne Corp.	10.00%	8/15/2014	75	77,625
Total				161,875

Automobiles 0.24%
Ford Motor Credit Corp.	7.25%	10/25/2011	125	121,603
Hertz Corp. (The)	8.875%	1/1/2014	125	135,313
Total				256,916

Chemicals 0.89%
Equistar Chemicals, L.P.	7.55%	2/15/2026	200	198,500
Ineos Group Holdings plc (United Kingdom)+(b)	8.50%	2/15/2016	600	577,500
Lyondell Chemical Co.	8.25%	9/15/2016	175	188,125
Total				964,125

Consumer Finance 0.23%
Ford Motor Credit Co.	7.375%	10/28/2009	250	249,684

Containers & Packaging 0.69%
Berry Plastics Corp.	8.875%	9/15/2014	500	513,750
Crown Cork & Seal, Inc.	7.375%	12/15/2026	250	237,500
Total				751,250

Diversified Capital Goods 0.77%
RBS Global & Rexnord Corp.+	8.875%	9/1/2016	350	355,250
RBS Global & Rexnord Corp.+	9.50%	8/1/2014	100	104,500
RBS Global & Rexnord Corp.+	11.75%	8/1/2016	350	377,562
Total				837,312

See Notes to Schedule of Investments.

6

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Diversified Consumer Services 0.40%
Allied Waste North America, Inc.	7.25%	3/15/2015	$350	$358,750
FTI Consulting, Inc.	7.75%	10/1/2016	75	79,125
Total				437,875

Diversified Financials 0.20%
Ashtead Capital Inc.+	9.00%	8/15/2016	200	214,000

Diversified Telecommunication Services 2.07%
Cincinnati Bell, Inc.	7.00%	2/15/2015	600	598,500
Hughes Network Systems, LLC	9.50%	4/15/2014	250	264,375
Intelsat Bermuda Ltd. (Bermuda)+(b)	8.872%#	1/15/2015	100	102,500
Intelsat Bermuda Ltd. (Bermuda)+(b)	9.25%	6/15/2016	150	166,875
Qwest Capital Funding, Inc.	7.90%	8/15/2010	600	628,500
Syniverse Technologies	7.75%	8/15/2013	500	493,750
Total				2,254,500

Electric Utilities 1.02%
Dynegy Holdings, Inc.	8.375%	5/1/2016	250	261,250
Edison Mission Energy	7.75%	6/15/2016	500	523,750
Reliant Energy, Inc.	9.50%	7/15/2013	300	328,125
Total				1,113,125

Electrical Equipment 0.49%
Baldor Electric Co.	8.625%	2/15/2017	500	531,250

Electronic Equipment & Instruments 0.41%
NXP b.v. (Netherlands)+(b)	9.50%	10/15/2015	425	440,937

Energy Equipment & Services 0.22%
Hornbeck Offshore Services, Inc.	6.125%	12/1/2014	250	237,812

Food Products 0.23%
Landry’s Restaurants, Inc.	7.50%	12/15/2014	250	247,500

Gas Utilities 0.15%
Colorado Interstate Gas Co.	6.80%	11/15/2015	150	160,272

Hotels, Restaurants & Leisure 0.02%
River Rock Entertainment Authority	9.75%	11/1/2011	20	21,400

See Notes to Schedule of Investments.

7

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Industrial Conglomerates 0.36%
Park-Ohio Industries, Inc.	8.375%	11/15/2014	$400	$394,000

IT Services 0.25%
SunGard Data Systems Inc.	9.125%	8/15/2013	250	269,375

Leisure Equipment & Products 0.19%
Turning Stone Casino Resort+	9.125%	9/15/2014	200	206,500

Media 2.77%
Affinion Group, Inc.	11.50%	10/15/2015	350	386,750
Barrington Broadcasting+	10.50%	8/15/2014	500	527,500
CCH I Holdings LLC	11.00%	10/1/2015	150	156,375
CCH I Holdings LLC	11.75%	5/15/2014	500	481,250
Gaylord Entertainment Co.	8.00%	11/15/2013	100	102,875
Idearc Inc.+	8.00%	11/15/2016	500	516,875
Mediacom Broadband LLC / Corp.	8.50%	10/15/2015	250	256,875
Mediacom Communications Corp.	9.50%	1/15/2013	250	258,438
R.H. Donnelley Corp.	8.875%	1/15/2016	300	320,250
Total				3,007,188

Media - Broadcast 0.28%
Umbrella Acquisition PIK+	9.75%	3/15/2015	300	300,375

Metals & Mining 0.76%
Aleris International, Inc.+	10.00%	12/15/2016	150	157,500
Freeport-McMoRan Copper & Gold Inc.	8.375%	4/1/2017	425	460,594
Novelis, Inc. (Canada)(b)	7.25%	2/15/2015	200	212,500
Total				830,594

Multi-Utilities & Unregulated Power 0.34%
Mirant Americas Generation LLC	9.125%	5/1/2031	350	374,500

Oil & Gas 0.74%
Chesapeake Energy Corp.	7.625%	7/15/2013	300	320,250
Houston Exploration Co.	7.00%	6/15/2013	150	150,750

See Notes to Schedule of Investments.

8

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Oil & Gas (Continued)
Williams Cos., Inc. (The)	7.875%	9/1/2021	$300	$331,500
Total				802,500

Paper & Forest Products 0.92%
Abitibi-Consolidated, Inc. (Canada)(b)	8.55%	8/1/2010	350	356,125
Bowater, Inc.	6.50%	6/15/2013	200	181,500
Buckeye Technologies, Inc.	8.00%	10/15/2010	200	200,000
Graphic Packaging International	9.50%	8/15/2013	250	267,188
Total				1,004,813

Pharmaceuticals 0.25%
Mylan Laboratories, Inc.	6.375%	8/15/2015	150	148,875
Warner Chilcott Corp.	8.75%	2/1/2015	120	125,700
Total				274,575

Semiconductors & Semiconductor Equipment 0.51%
Freescale Semiconductor, Inc.+	8.875%	12/15/2014	550	553,438

Specialty Retail 0.24%
Brookstone, Inc.	12.00%	10/15/2012	250	261,250

Textiles & Apparel 0.40%
Elizabeth Arden, Inc.	7.75%	1/15/2014	350	358,750
INVISTA+	9.25%	5/1/2012	70	74,900
Total				433,650

Wireless Telecommunication Services 0.67%
Dobson Communications Corp.	8.875%	10/1/2013	350	362,250
Rural Cellular Corp.	9.75%	1/15/2010	350	362,250
Total				724,500
Total High Yield Corporate Bonds (cost $18,001,918)				18,578,966
Total Long-Term Investments (cost $94,367,902)				106,517,773

See Notes to Schedule of Investments.

9

	Principal
	Amount
Investments	(000)	Value
SHORT-TERM INVESTMENT 1.39%

Repurchase Agreement
Repurchase Agreement dated 3/30/2007, 4.75% due 4/2/2007 with State Street Bank & Trust Co. collateralized by $1,545,000 of Federal Home Loan Bank at Zero Coupon due 4/13/2007; value: $1,541,138; proceeds: $1,507,850 (cost $1,507,254)	$1,507	$1,507,254

Total Investments in Securities 99.41% (cost $95,875,156)		108,025,027

Other Assets in Excess of Liabilities 0.59%		636,841

Net Assets 100.00%		$108,661,868

PIK	Payment-in-kind at 10.50%.
Unit	More than one class of securities traded together.
*	Non-income producing security.
+

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.

#	Variable rate security. The interest rate represents the rate at March 31, 2007.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

10

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - BOND DEBENTURE PORTFOLIO March 31, 2007

	Shares
Investments	(000)	Value
LONG-TERM INVESTMENTS 95.28%

COMMON STOCKS 0.40%

Beverage 0.22%
Constellation Brands, Inc., Class A*	29	$620,066

Telecommunications Equipment 0.18%
Avaya Inc.*	41	486,418
Total Common Stocks (cost $1,253,332)		1,106,484

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)
CONVERTIBLE BONDS 14.22%

Aerospace/Defense 1.13%
EDO Corp.	4.00%	11/15/2025	$850	869,125
L-3 Communications Corp.	3.00%	8/1/2035	1,200	1,287,000
Lockheed Martin Corp.	5.11%#	8/15/2033	700	973,791
Total				3,129,916

Agriculture 0.28%
Archer Daniels Midland Co.+	0.875%	2/15/2014	750	776,250

Building & Construction 0.29%
Fluor Corp.	1.50%	2/15/2024	500	815,625

Computer Hardware 0.39%
Intel Corp.	2.95%	12/15/2035	1,250	1,087,500

Electronics 0.88%
Cypress Semiconductor Corp.+	1.00%	9/15/2009	250	253,437
FLIR Systems, Inc.	3.00%	6/1/2023	500	843,750
Millipore Corp.	3.75%	6/1/2026	1,250	1,346,875
Total				2,444,062

Energy: Exploration & Production 0.20%
Quicksilver Resources, Inc.	1.875%	11/1/2024	375	546,563

Foods 0.19%
Morgan Stanley (convertible into Nestle S.A.)+	1.00%	3/30/2012	405	534,033

See Notes to Schedule of Investments.

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Food & Drug Retailers 0.10%
BNP Paribas (convertible into CVS Caremark Corp.) (France)+~(a)	6.70%	12/14/2007	$250	$265,978

Health Services 0.79%
Invitrogen Corp.	3.25%	6/15/2025	1,250	1,239,062
Manor Care, Inc.	2.125%	8/1/2035	750	956,250
Total				2,195,312

Hotels 0.71%
Hilton Hotels Corp.	3.375%	4/15/2023	1,200	1,957,500

Integrated Energy 0.51%
Devon Energy Corp.	4.90%	8/15/2008	1,000	1,398,750

Machinery 0.51%
Roper Industries, Inc.	1.481%	1/15/2034	2,000	1,415,000

Media: Broadcast 0.37%
Sinclair Broadcast Group, Inc. (2.00% after 1/15/2011)(e)	4.875%	7/15/2018	200	197,750
Sinclair Broadcast Group, Inc.	6.00%	9/15/2012	835	817,256
Total				1,015,006

Media: Diversified 0.90%
Lehman Brothers Holdings, Inc.
(convertible into News Corp., Class A)	0.45%	12/27/2013	1,000	1,028,500
Liberty Media LLC (convertible into Viacom Inc., Class B and CBS Corp.)	3.25%	3/15/2031	1,200	1,009,500
Walt Disney Co. (The)	2.125%	4/15/2023	375	455,156
Total				2,493,156

Metals/Mining Excluding Steel 0.23%
Placer Dome Inc. (Canada)(a)	2.75%	10/15/2023	500	638,750

Oil Field Equipment & Services 0.58%
Hanover Compressor Co.	4.75%	1/15/2014	400	658,500
Schlumberger Ltd. (Netherlands)(a)	1.50%	6/1/2023	500	961,875
Total				1,620,375

Pharmaceuticals 2.12%
ALZA Corp.	Zero Coupon	7/28/2020	1,000	832,500

See Notes to Schedule of Investments.

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Pharmaceuticals (continued)
Amgen, Inc.	0.125%	2/1/2011	$750	$689,063
CV Therapeutics, Inc.	3.25%	8/16/2013	750	563,437
Genzyme Corp.	1.25%	12/1/2023	1,000	1,032,500
MGI PHARMA, Inc.	1.682%	3/2/2024	2,000	1,402,500
Wyeth	4.877%#	1/15/2024	1,250	1,339,000
Total				5,859,000

Printing & Publishing 0.19%
Omnicom Group Inc.	Zero Coupon	7/1/2038	500	538,750

Railroads 0.78%
CSX Corp.	Zero Coupon	10/30/2021	1,500	2,146,875

Software/Services 0.87%
Cadence Design Systems, Inc.+	1.375%	12/15/2011	250	283,437
Electronic Data Systems Corp.	3.875%	7/15/2023	1,000	1,057,500
Symantec Corp.	0.75%	6/15/2011	1,000	1,076,250
Total				2,417,187

Support: Services 0.86%
Charles River Associates, Inc.	2.875%	6/15/2034	735	1,074,938
FTI Consulting, Inc.	3.75%	7/15/2012	1,000	1,298,750
Total				2,373,688

Telecommunications Equipment 0.62%
Comverse Technology, Inc.	Zero Coupon	5/15/2023	600	752,250
LSI Logic Corp.	4.00%	5/15/2010	900	968,625
Total				1,720,875

Telecommunications: Integrated/Services 0.30%
Qwest Communications International, Inc.	3.50%	11/15/2025	500	829,375

Telecommunications: Wireless 0.42%
Liberty Media LLC, Class A (convertible into Motorola, Inc.)	3.50%	1/15/2031	837	823,777
Nextel Communications, Inc.	5.25%	1/15/2010	350	349,125
Total				1,172,902
Total Convertible Bonds (cost $35,198,334)				39,392,428

See Notes to Schedule of Investments.

	Interest	Shares
Investments	Rate	(000)		Value
CONVERTIBLE PREFERRED STOCKS 4.42%

Agency 0.07%
Federal National Mortgage Assoc.	5.375%	—	(d)	$201,102

Automotive 0.14%
Ford Motor Co. Capital Trust II	6.50%	11		393,360

Banking 0.38%
Marshall & Ilsley Corp. (The)	6.50%	40		1,045,200

Electric: Generation 1.17%
NRG Energy, Inc.	5.75%	4		1,365,210
PNM Resources, Inc.	6.75%	35		1,889,300
Total				3,254,510

Electric: Integrated 0.37%
CMS Energy Corp.	4.50%	11		1,029,875

Energy: Exploration & Production 0.22%
Chesapeake Energy Corp.	4.50%	6		598,980

Engineering 0.08%
Morgan Stanley (convertible into ABB Ltd.)+	7.30%	13		223,730

Gas Distribution 0.46%
El Paso Corp.+	4.99%	1		1,270,375

Integrated Energy 0.38%
Williams Cos., Inc. (The)	5.50%	8		1,043,250

Life Insurance 0.42%
MetLife, Inc.	6.375%	36		1,152,000

Metals/Mining Excluding Steel 0.19%
Freeport-McMoRan Copper & Gold Inc.	6.75%	5		534,550

Oil Refining & Marketing 0.28%
Morgan Stanley (convertible into Valero Energy Corp.)+	9.50%	12		787,980

Pharmaceuticals 0.21%
Schering-Plough Corp.	6.00%	10		588,500

See Notes to Schedule of Investments.

	Interest	Shares
Investments	Rate	(000)	Value
Property & Casualty 0.05%
XL Capital Ltd. (Cayman Islands)(a)	7.00%	5	$129,900
Total Convertible Preferred Stocks (cost $10,659,739)			12,253,312

			Principal
		Maturity	Amount
		Date	(000)
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 6.85%

Federal National Mortgage Assoc.	6.00%	2/1/2032-9/1/2036	$13,229	13,358,526
Federal National Mortgage Assoc.	6.50%	5/1/2035-6/1/2036	5,501	5,622,920
Total Government Sponsored Enterprises Pass-Throughs (cost $18,960,725)				18,981,446

HIGH YIELD CORPORATE BONDS 66.54%

Aerospace/Defense 1.20%
Armor Holdings, Inc.	8.25%	8/15/2013	315	332,325
DRS Technologies, Inc.	6.875%	11/1/2013	450	456,750
Esterline Technologies Corp.+	6.625%	3/1/2017	150	151,500
Esterline Technologies Corp.	7.75%	6/15/2013	510	526,575
Hawker Beechcraft Acquistion Co.+	8.50%	4/1/2015	825	859,031
L-3 Communications Corp.	6.125%	1/15/2014	750	740,625
L-3 Communications Corp.	6.375%	10/15/2015	250	249,063
Total				3,315,869

Apparel/Textiles 0.24%
Quiksilver, Inc.	6.875%	4/15/2015	700	663,250

Auto Loans 1.52%
Ford Motor Credit Co.	7.25%	10/25/2011	1400	1,361,958
Ford Motor Credit Co.	7.375%	10/28/2009	1,050	1,048,673
General Motors Acceptance Corp. LLC	7.25%	3/2/2011	1,775	1,786,294
Total				4,196,925

See Notes to Schedule of Investments.

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Auto Parts & Equipment 0.90%
Cooper-Standard Automotive, Inc.	8.375%	12/15/2014	$600	$505,500
Lear Corp.	8.50%	12/1/2013	600	582,750
Stanadyne Corp.	10.00%	8/15/2014	275	284,625
Tenneco Inc.	8.625%	11/15/2014	625	654,687
TRW Automotive Inc.+	7.25%	3/15/2017	475	467,875
Total				2,495,437

Automotive 0.96%
Ford Capital BV (Netherlands)(a)	9.50%	6/1/2010	500	502,500
General Motors Corp.	7.20%	1/15/2011	1,800	1,714,500
General Motors Corp.	8.375%	7/15/2033	500	451,250
Total				2,668,250

Beverage 0.11%
Cerveceria Nacional Dominicana (Dominican Republic)+(a)	8.00%	3/27/2014	300	306,000

Building & Construction 0.49%
Beazer Homes USA, Inc.	6.50%	11/15/2013	500	449,375
Standard Pacific Corp.	7.00%	8/15/2015	1,000	897,500
Total				1,346,875

Building Materials 0.70%
Associated Materials Inc. (11.25% after 3/1/2009)**	Zero Coupon	3/1/2014	400	283,000
Interline Brands, Inc.	8.125%	6/15/2014	1,025	1,063,437
NTK Holdings Inc. (10.75% after 9/1/2009)**	Zero Coupon	3/1/2014	350	255,500
Ply Gem Industries, Inc.	9.00%	2/15/2012	375	327,188
Total				1,929,125

Chemicals 3.39%
Airgas, Inc.	6.25%	7/15/2014	525	522,375
Equistar Chemicals, L.P.	7.55%	2/15/2026	1,500	1,488,750
Hercules, Inc.	6.75%	10/15/2029	850	854,250
IMC Global, Inc.	7.30%	1/15/2028	750	705,000
Ineos Group Holdings plc (United Kingdom)+(a)	8.50%	2/15/2016	1,500	1,443,750
INVISTA+	9.25%	5/1/2012	725	775,750
Lyondell Chemical Co.	8.00%	9/15/2014	575	605,187
MacDermid, Inc.+(c)	9.50%	4/15/2017	250	257,500

See Notes to Schedule of Investments.

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Chemicals (continued)
Mosaic Co. (The)+	7.375%	12/1/2014	$175	$183,312
Nalco Co.	8.875%	11/15/2013	875	934,063
NOVA Chemicals Corp. (Canada)(a)	6.50%	1/15/2012	400	383,000
Rhodia S.A. (France)(a)	8.875%	6/1/2011	353	369,768
Rockwood Specialties Group Inc.	7.50%	11/15/2014	850	867,000
Total				9,389,705

Consumer Products 0.95%
Elizabeth Arden, Inc.	7.75%	1/15/2014	1,600	1,640,000
Playtex Products, Inc.	9.375%	6/1/2011	550	571,312
Vitro S.A. (Mexico)+(a)	9.125%	2/1/2017	400	412,000
Total				2,623,312

Diversified Capital Goods 0.96%
Park-Ohio Industries, Inc.	8.375%	11/15/2014	700	689,500
RBS Global & Rexnord Corp.+	9.50%	8/1/2014	1,500	1,567,500
Sensus Metering Systems, Inc.	8.625%	12/15/2013	405	412,087
Total				2,669,087

Electric: Generation 2.44%
Dynegy Holdings, Inc.	8.375%	5/1/2016	1,250	1,306,250
Edison Mission Energy	7.75%	6/15/2016	2,025	2,121,187
NRG Energy, Inc.	7.375%	2/1/2016	1,500	1,545,000
Reliant Energy, Inc.	6.75%	12/15/2014	650	689,813
Reliant Energy, Inc.	9.50%	7/15/2013	1,000	1,093,750
Total				6,756,000

Electric: Integrated 2.28%
Midwest Generation, LLC	8.75%	5/1/2034	675	735,750
Mirant Americas Generation LLC	9.125%	5/1/2031	1,250	1,337,500
Mirant North America LLC	7.375%	12/31/2013	1,250	1,287,500
Nevada Power Co.	5.875%	1/15/2015	1,000	1,013,274
PG&E Corp.	4.80%	3/1/2014	300	291,318
PSEG Energy Holdings, Inc.	8.50%	6/15/2011	671	728,035
Virginia Electric & Power Co.	4.50%	12/15/2010	950	929,729
Total				6,323,106

See Notes to Schedule of Investments.

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Electronics 1.09%
Freescale Semiconductor, Inc.+	8.875%	12/15/2014	$1,900	$1,911,875
NXP BV (Netherlands)+(a)	7.875%	10/15/2014	1,075	1,115,312
Total				3,027,187

Energy: Exploration & Production 2.41%
Chesapeake Energy Corp.	6.25%	1/15/2018	1,500	1,488,750
Houston Exploration Co.	7.00%	6/15/2013	925	929,625
KCS Energy Services, Inc.	7.125%	4/1/2012	610	606,950
Kerr-McGee Corp.	6.95%	7/1/2024	1,200	1,267,511
Pogo Producing Co.	6.625%	3/15/2015	1,750	1,715,000
Quicksilver Resources, Inc.	7.125%	4/1/2016	300	297,000
Range Resources Corp.	7.375%	7/15/2013	360	369,450
Total				6,674,286

Environmental 1.27%
Aleris International, Inc.+	10.00%	12/15/2016	1,000	1,050,000
Allied Waste North America, Inc.	6.125%	2/15/2014	1,200	1,173,000
Allied Waste North America, Inc.	7.875%	4/15/2013	1,250	1,303,125
Total				3,526,125

Food: Wholesale 0.44%
Dole Food Co.	8.75%	7/15/2013	1,250	1,209,375

Food & Drug Retailers 1.20%
Ingles Markets, Inc.	8.875%	12/1/2011	1,200	1,254,000
Rite Aid Corp.	6.875%	8/15/2013	750	663,750
Stater Bros. Holdings, Inc.	8.125%	6/15/2012	875	905,625
SUPERVALU INC.	7.50%	11/15/2014	475	497,562
Total				3,320,937

Forestry/Paper 3.20%
Abitibi-Consolidated, Inc. (Canada)(a)	8.55%	8/1/2010	1,500	1,526,250
Bowater, Inc.	6.50%	6/15/2013	500	453,750
Bowater, Inc.	9.50%	10/15/2012	1,000	1,025,000
Buckeye Technologies, Inc.	8.00%	10/15/2010	650	650,000
Domtar, Inc. (Canada)(a)	7.875%	10/15/2011	1,200	1,263,000
Graphic Packaging International	9.50%	8/15/2013	750	801,562
Jefferson Smurfit Corp.	7.50%	6/1/2013	70	68,250

See Notes to Schedule of Investments.

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Forestry/Paper (continued)
Jefferson Smurfit Corp.	8.25%	10/1/2012	$250	$251,250
MDP Acquisitions plc (Ireland)(a)	9.625%	10/1/2012	83	88,603
Norske Skog Canada Ltd. (Canada)(a)	7.375%	3/1/2014	725	705,063
Rock-Tenn Co., Class A	8.20%	8/15/2011	375	399,375
Stone Container Corp.+	8.00%	3/15/2017	1,200	1,179,000
Tembec Industries, Inc. (Canada)(a)	7.75%	3/15/2012	750	459,375
Total				8,870,478

Gaming 4.09%
Boyd Gaming Corp.	7.125%	2/1/2016	925	911,125
Boyd Gaming Corp.	8.75%	4/15/2012	275	288,406
Isle of Capri Casinos, Inc.	7.00%	3/1/2014	2,000	1,970,000
Isle of Capri Casinos, Inc.	9.00%	3/15/2012	450	471,375
Las Vegas Sands Corp.	6.375%	2/15/2015	1,200	1,152,000
MGM Mirage, Inc.	6.75%	9/1/2012	1,000	998,750
Premier Entertainment Biloxi LLC(b)	10.75%	2/1/2012	550	572,000
River Rock Entertainment Authority	9.75%	11/1/2011	775	829,250
Scientific Games Corp.	6.25%	12/15/2012	625	615,625
Seneca Gaming Corp.	7.25%	5/1/2012	1,000	1,011,250
Snoqualmie Entertainment Authority+	9.125%	2/1/2015	1,000	1,036,250
Turning Stone Casino Resort+	9.125%	12/15/2010	1,250	1,275,000
Turning Stone Casino Resort+	9.125%	9/15/2014	200	206,500
Total				11,337,531

Gas Distribution 1.79%
Ferrellgas Partners, L.P.	6.75%	5/1/2014	1,100	1,083,500
Inergy Finance L.P.	8.25%	3/1/2016	1,000	1,055,000
MarkWest Energy Partners, L.P.	6.875%	11/1/2014	875	853,125
Williams Cos., Inc. (The)	7.875%	9/1/2021	1,400	1,547,000
Williams Partners LP+	7.25%	2/1/2017	400	425,000
Total				4,963,625

Health Services 5.12%
Advanced Medical Optics, Inc.+(c)	7.50%	5/1/2017	800	810,000
AmeriPath Intermediate Holdings PIK+	10.65%#	2/15/2014	525	527,625
AmeriPath, Inc.	10.50%	4/1/2013	1,000	1,075,000
Bio-Rad Laboratories, Inc.	6.125%	12/15/2014	1,000	975,000

See Notes to Schedule of Investments.

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Health Services (continued)
CDRV Investors, Inc. (9.625% after 1/1/2010)**	Zero Coupon	1/1/2015	$1,750	$1,513,750
Centene Corp.+	7.25%	4/1/2014	575	580,750
DaVita, Inc.	7.25%	3/15/2015	1,000	1,016,250
Hanger Orthopedic Group, Inc.	10.25%	6/1/2014	350	373,625
HCA, Inc.	6.375%	1/15/2015	2,000	1,712,500
HCA, Inc.+	9.125%	11/15/2014	750	803,437
Psychiatric Solutions, Inc.	7.75%	7/15/2015	900	918,000
Select Medical Corp.	7.625%	2/1/2015	875	791,875
Sun Healthcare Group Inc.+(c)	9.125%	4/15/2015	375	386,250
Tenet Healthcare Corp.	9.25%	2/1/2015	275	273,625
Tenet Healthcare Corp.	9.875%	7/1/2014	400	406,000
UnitedHealth Group, Inc.	4.875%	4/1/2013	500	491,335
Vanguard Health Holdings Co. II LLC	9.00%	10/1/2014	1,500	1,526,250
Total				14,181,272

Hotels 0.77%
Gaylord Entertainment Co.	6.75%	11/15/2014	350	342,563
Gaylord Entertainment Co.	8.00%	11/15/2013	1,010	1,039,037
Host Marriott L.P.	6.375%	3/15/2015	750	748,125
Total				2,129,725

Machinery 1.04%
Baldor Electric Co.	8.625%	2/15/2017	1,700	1,806,250
Gardner Denver, Inc.	8.00%	5/1/2013	1,000	1,060,000
Total				2,866,250

Media: Broadcast 1.67%
Allbritton Communications Co.	7.75%	12/15/2012	1,200	1,236,000
LIN TV Corp.	6.50%	5/15/2013	500	491,875
Sinclair Broadcast Group, Inc.	8.00%	3/15/2012	1,000	1,040,000
Umbrella Acquisition PIK+	9.75%	3/15/2015	1,850	1,852,313
Total				4,620,188

Media: Cable 2.79%
Charter Communications Holdings LLC I	11.00%	10/1/2015	2,000	2,085,000
Charter Communications Holdings LLC I	11.75%	5/15/2014	1,100	1,058,750
Charter Communications Holdings LLC II	10.25%	9/15/2010	500	530,000
DirecTV Holdings LLC	6.375%	6/15/2015	1,000	955,000

See Notes to Schedule of Investments.

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Media: Cable (continued)
DirecTV Holdings LLC	8.375%	3/15/2013	$277	$293,274
Echostar DBS Corp.	6.375%	10/1/2011	1,000	1,008,750
Echostar DBS Corp.	7.125%	2/1/2016	575	596,562
Mediacom Broadband LLC	8.50%	10/15/2015	375	385,313
Mediacom Communications Corp.	9.50%	1/15/2013	775	801,156
Total				7,713,805

Media: Services 1.20%
Affinion Group Inc.	11.50%	10/15/2015	625	690,625
Idearc, Inc.+	8.00%	11/15/2016	1,250	1,292,187
Interpublic Group of Cos. (The)	6.25%	11/15/2014	285	269,325
Warner Music Group Corp.	7.375%	4/15/2014	1,125	1,077,188
Total				3,329,325

Metals/Mining (Excluding Steel) 1.96%
Foundation PA Coal Co.	7.25%	8/1/2014	750	763,125
Freeport-McMoRan Copper & Gold Inc.	8.375%	4/1/2017	2,025	2,194,594
Novelis, Inc. (Canada)(a)	7.25%	2/15/2015	1,200	1,275,000
Peabody Energy Corp.	5.875%	4/15/2016	1,000	965,000
Peabody Energy Corp.	7.375%	11/1/2016	225	237,937
Total				5,435,656

Non-Electric Utilities 0.55%
SEMCO Energy, Inc.	7.125%	5/15/2008	1,500	1,519,139

Non-Food & Drug Retailers 0.61%
Brookstone Company, Inc.	12.00%	10/15/2012	675	705,375
Linens ‘n Things, Inc.	10.985%#	1/15/2014	500	467,500
Michaels Stores, Inc.+	10.00%	11/1/2014	300	322,500
Yankee Acquisition Corp.+	8.50%	2/15/2015	175	178,063
Total				1,673,438

Oil Field Equipment & Services 1.94%
CGG Veritas (France)(a)	7.75%	5/15/2017	125	130,937
Complete Production Services+	8.00%	12/15/2016	1,200	1,236,000
Dresser-Rand Group Inc.	7.375%	11/1/2014	854	875,350
Grant Prideco, Inc.	6.125%	8/15/2015	1,000	997,500
Hanover Compressor Co.	7.50%	4/15/2013	1,000	1,030,000
Hanover Compressor Co.	8.625%	12/15/2010	375	395,625

See Notes to Schedule of Investments.

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Oil Field Equipment & Services (continued)
Hanover Compressor Co.	9.00%	6/1/2014	$175	$190,313
Pride International, Inc.	7.375%	7/15/2014	500	515,000
Total				5,370,725

Oil Refining & Marketing 0.37%
Tesoro Holdings Corp.	6.25%	11/1/2012	1,000	1,018,750

Packaging 1.71%
Berry Plastics Holdings Corp.	8.875%	9/15/2014	1,400	1,438,500
Crown Cork & Seal, Inc.	7.375%	12/15/2026	1,720	1,634,000
Owens-Brockway Glass Container Inc.	7.75%	5/15/2011	525	544,687
Owens-Brockway Glass Container Inc.	8.875%	2/15/2009	492	504,300
Owens Illinois, Inc.	7.50%	5/15/2010	400	408,000
Solo Cup Co.	8.50%	2/15/2014	250	214,063
Total				4,743,550

Pharmaceuticals 0.63%
Mylan Laboratories, Inc.	6.375%	8/15/2015	800	794,000
Warner Chilcott Corp.	8.75%	2/1/2015	910	953,225
Total				1,747,225

Printing & Publishing 0.96%
Clarke American Corp.	11.75%	12/15/2013	450	522,000
Dex Media, Inc. (9.00% after 11/15/2008)**	Zero Coupon	11/15/2013	500	468,125
Dex Media West	9.875%	8/15/2013	536	587,590
R.H. Donnelley Corp.	8.875%	1/15/2016	1,000	1,067,500
Total				2,645,215

Restaurants 0.78%
Denny’s Corp./Denny’s Holdings Inc.	10.00%	10/1/2012	1,000	1,071,250
Landry’s Restaurants, Inc.	7.50%	12/15/2014	1,100	1,089,000
Total				2,160,250

Software/Services 1.18%
Open Solutions, Inc.+	9.75%	2/1/2015	600	621,000
SERENA Software Inc.	10.375%	3/15/2016	750	813,750
SunGard Data Systems, Inc.	9.125%	8/15/2013	1,100	1,185,250
SunGard Data Systems, Inc.	10.25%	8/15/2015	600	657,750
Total				3,277,750

See Notes to Schedule of Investments.

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Steel Producers/Products 0.51%
AK Steel Holding Corp.	7.75%	6/15/2012	$750	$765,938
Allegheny Ludlum Corp.	6.95%	12/15/2025	625	646,875
Total				1,412,813

Support: Services 3.14%
Aramark Corp.+	8.50%	2/1/2015	875	914,375
Ashtead Capital Inc.+	9.00%	8/15/2016	475	508,250
Avis Budget Car Rental+	7.625%	5/15/2014	1,500	1,537,500
FTI, Inc.	7.75%	10/1/2016	400	422,000
Hertz Corp. (The)	8.875%	1/1/2014	1,350	1,461,375
Iron Mountain Inc.	7.75%	1/15/2015	800	820,000
Rental Service Corp.+	9.50%	12/1/2014	500	535,000
United Rentals North America, Inc.	7.75%	11/15/2013	1,000	1,032,500
Williams Scotsman, Inc.	8.50%	10/1/2015	1,400	1,473,500
Total				8,704,500

Telecommunications Equipment 0.51%
Belden CDT, Inc.+	7.00%	3/15/2017	300	307,506
General Cable Corp.+	7.125%	4/1/2017	300	303,375
PGS Solutions Inc.+	9.625%	2/15/2015	800	810,505
Total				1,421,386

Telecommunications: Integrated/Services 4.21%
Cincinnati Bell, Inc.	8.375%	1/15/2014	2,500	2,568,750
Hughes Network Systems, LLC	9.50%	4/15/2014	600	634,500
Intelsat Bermuda Ltd. (Bermuda)(a)	8.25%	1/15/2013	1,350	1,414,125
Intelsat Bermuda Ltd. (Bermuda)+(a)	9.25%	6/15/2016	500	556,250
MasTec, Inc.+	7.625%	2/1/2017	500	508,750
Nordic Telephone Holdings Co. (Denmark)+(a)	8.875%	5/1/2016	1,500	1,612,500
Qwest Capital Funding, Inc.	7.90%	8/15/2010	3,000	3,142,500
Syniverse Technologies Inc.	7.75%	8/15/2013	1,250	1,234,375
Total				11,671,750

Telecommunications: Wireless 2.24%
Centennial Communications Corp.	10.00%	1/1/2013	650	704,438
Dobson Communications Corp.	8.875%	10/1/2013	1,250	1,293,750
Hellas II (Luxembourg)+(a)	11.115%#	1/15/2015	550	567,875

See Notes to Schedule of Investments.

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Telecommunications: Wireless (continued)
Nextel Communications, Inc.	7.375%	8/1/2015	$1,500	$1,552,875
Nextel Partners, Inc.	8.125%	7/1/2011	1,000	1,044,591
Rural Cellular Corp., Class A	9.75%	1/15/2010	1,000	1,035,000
Total				6,198,529

Theaters & Entertainment 0.25%
AMC Entertainment, Inc.	8.00%	3/1/2014	625	639,062
AMC Entertainment, Inc.	11.00%	2/1/2016	50	57,188
Total				696,250

Transportation (Excluding Air/Rail) 0.77%
Bristow Group Inc.	6.125%	6/15/2013	875	837,812
CHC Helicopter Corp., Class A (Canada)(a)	7.375%	5/1/2014	600	586,500
Hornbeck Offshore Services, Inc.	6.125%	12/1/2014	750	713,438
Total				2,137,750
Total High Yield Corporate Bonds (cost $180,515,337)				184,287,726

U.S. TREASURY OBLIGATION 2.85%

U.S. Treasury Note (cost $7,980,217)	5.00%	2/15/2011	7,750	7,885,323
Total Long-Term Investments (cost $254,567,684)				263,906,719

SHORT-TERM INVESTMENT 4.46%

Government Sponsored Enterprise Note
Federal Home Loan Mortgage Corp. (cost $12,343,000)	4.97%	4/2/2007	12,343	12,343,000
Total Investments in Securities 99.74% (cost $266,910,684)				276,249,719
Other Assets in Excess of Liabilities 0.26%				723,619
Net Assets 100.00%				$276,973,338

See Notes to Schedule of Investments.

PIK Payment-in-kind.
*	Non-income producing security.
**	Deferred interest debentures pay no interest for a stipulated number of years, after which they pay a predetermined interest rate.
+

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.

~	Fair Valued Security (See Note 2 (a)).
#	Variable rate security. The interest rate represents the rate at March 31, 2007.
(a)	Foreign security traded in U.S. dollars.
(b)	Defaulted security. Maturity date shown represents original maturity date.
(c)	Security purchased on a when-issued basis (See Note 2 (e)).
(d)	Amount represents less than 1,000 shares.
(e)

On the maturity date, the issuer will redeem the notes at their accreted principal price, which will be equal to 125.66% of principal amount at issuance. The “accreted principal price” of the note will be equal to the principal amount of the note at issuance plus accretion on the principal amount at issuance beginning January 15, 2011.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - GROWTH and INCOME PORTFOLIO March 31, 2007

		Value
Investments	Shares	(000)
COMMON STOCKS 98.18%

Aerospace 0.42%
Rockwell Collins, Inc.	142,584	$9,543

Agriculture, Fishing & Ranching 0.96%
Monsanto Co.	395,823	21,754

Banks 8.74%
Bank of America Corp.	416,304	21,240
Bank of New York Co., Inc. (The)	918,292	37,237
Fifth Third Bancorp	158,752	6,142
JPMorgan Chase & Co.	767,318	37,123
M&T Bank Corp.	9,000	1,042
Marshall & Ilsley Corp.	295,124	13,667
Mellon Financial Corp.	631,611	27,248
Regions Financial Corp.	289,280	10,232
SunTrust Banks, Inc.	130,169	10,809
U.S. Bancorp	425,527	14,881
Wachovia Corp.	228,700	12,590
Zions Bancorp.	64,180	5,424
Total		197,635

Beverage: Brewers 0.78%
Anheuser-Busch Cos., Inc.	348,063	17,563

Beverage: Soft Drinks 2.86%
Coca-Cola Co. (The)	550,917	26,444
Coca-Cola Enterprises Inc.	900,470	18,235
PepsiCo, Inc.	313,517	19,927
Total		64,606

Biotechnology Research & Production 2.03%
Amgen Inc.*	89,800	5,018
Baxter International, Inc.	775,668	40,854
Total		45,872

Cable Television Services 0.12%
Liberty Media Corp. Capital, Ser. A,
Tracking Stock*	24,934	2,757

Chemicals 0.56%
Praxair, Inc.	202,789	12,768

Communications & Media 0.77%
Time Warner Inc.	879,238	17,339

Communications Technology 0.95%
Cisco Systems, Inc.*	239,000	6,102
QUALCOMM Inc.	361,500	15,422
Total		21,524

Computer Technology 2.60%
Hewlett-Packard Co.	506,185	20,318
International Business Machines Corp.	162,099	15,280
Sun Microsystems, Inc.*	3,879,117	23,313
Total		58,911

Consumer Electronics 0.63%
Yahoo! Inc.*	457,991	14,331

Consumer Products 0.65%
Kimberly-Clark Corp.	215,501	14,760

Copper 0.82%
Freeport-McMoRan Copper & Gold Inc.	281,300	18,619

Diversified Financial Services 5.05%
American Express Co.	154,314	8,703
Citigroup, Inc.	1,919,766	98,561
MetLife, Inc.	108,746	6,867
Total		114,131

Drug & Grocery Store Chains 2.65%
Kroger Co. (The)	1,677,846	47,399
SUPERVALU INC.	319,033	12,465
Total		59,864

Drugs & Pharmaceuticals 10.24%
Abbott Laboratories	924,973	51,614
AstraZeneca plc ADR	68,916	3,697
Bristol-Myers Squibb Co.	485,679	13,483
Eli Lilly & Co.	84,200	4,523
Novartis AG ADR	785,600	42,917
Sanofi-Aventis ADR	674,587	29,351

See Notes to Schedule of Investments.

1

		Value
Investments	Shares	(000)
Drugs & Pharmaceuticals (continued)
Teva Pharmaceutical
Industries Ltd. ADR	963,567	$36,066
Wyeth	998,264	49,943
Total		231,594

Electrical Equipment & Components 1.00%
Cooper Industries, Ltd., Class A	24,200	1,089
Emerson Electric Co.	499,334	21,516
Total		22,605

Electronics: Semi-Conductors/Components 0.81%
Microchip Technology Inc.	296,328	10,529
Texas Instruments Inc.	261,608	7,874
Total		18,403

Electronics: Technology 2.35%
General Dynamics Corp.	271,714	20,759
Raytheon Co.	617,104	32,373
Total		53,132

Financial Data Processing Services & Systems 0.51%
Automatic Data Processing, Inc.	237,451	11,493

Financial: Miscellaneous 2.30%
Federal Home Loan Mortgage Corp.	139,146	8,278
Federal National Mortgage Assoc.	642,541	35,070
MBIA, Inc.	131,686	8,624
Total		51,972

Foods 3.53%
Campbell Soup Co.	684,734	26,670
Kraft Foods Inc., Class A	1,677,797	53,119
Total		79,789

Gold 2.11%
Barrick Gold Corp. (Canada)(a)	931,705	26,600
Newmont Mining Corp.	502,791	21,112
Total		47,712

Health & Personal Care 3.09%
CVS Caremark Corp.	1,294,501	44,194
Medco Health Solutions, Inc.*	74,618	5,412
WellPoint, Inc.*	251,000	20,356
Total		69,962

Insurance: Multi-Line 3.03%
American International
Group Services, Inc.	770,435	51,789
Aon Corp.	156,595	5,944
Hartford Financial Group, Inc. (The)	17,100	1,634
Lincoln National Corp.	135,076	9,157
Total		68,524

Machinery: Construction & Handling 0.39%
Caterpillar Inc.	133,210	8,929

Machinery: Industrial/Specialty 0.53%
Illinois Tool Works Inc.	231,264	11,933

Machinery: Oil Well Equipment & Services 1.85%
Halliburton Co.	178,000	5,650
Schlumberger Ltd. (Netherlands)(a)	295,472	20,417
Smith International, Inc.	326,990	15,712
Total		41,779

Medical & Dental Instruments & Supplies 1.25%
Boston Scientific Corp.*	1,950,025	28,353

Metals & Minerals Miscellaneous 0.17%
BHP Billiton Ltd. ADR	79,200	3,837

Milling: Fruit & Grain Processing 0.35%
Archer Daniels Midland Co.	212,700	7,806

Miscellaneous: Consumer Staples 0.72%
Diageo plc ADR	201,406	16,304

Multi-Sector Companies 3.03%
Eaton Corp.	27,088	2,263
General Electric Co.	1,871,431	66,174
Total		68,437

See Notes to Schedule of Investments.

2

		Value
Investments	Shares	(000)
Office Furniture & Business Equipment 0.20%
Pitney Bowes Inc.	98,004	$4,448

Oil: Crude Producers 0.71%
Devon Energy Corp.	159,018	11,007
EOG Resources, Inc.	70,400	5,023
Total		16,030

Oil: Integrated International 3.86%
ExxonMobil Corp.	1,155,855	87,209

Paper 1.26%
International Paper Co.	785,853	28,605

Radio & TV Broadcasters 0.41%
News Corp., Class B	380,622	9,314

Rental & Leasing Services: Consumer 0.55%
Hertz Global Holdings, Inc.*	522,456	12,382

Retail 2.30%
Costco Wholesale Corp.	96,900	5,217
Federated Department Stores, Inc.	297,423	13,399
Kohl’s Corp.*	59,985	4,596
Wal-Mart Stores, Inc.	612,592	28,761
Total		51,973

Securities Brokerage & Services 0.21%
Charles Schwab Corp. (The)	261,100	4,776

Services: Commercial 2.34%
IAC/InterActiveCorp*	951,770	35,892
Waste Management, Inc.	493,119	16,968
Total		52,860

Soaps & Household Chemicals 4.57%
Clorox Co. (The)	158,667	10,106
Procter & Gamble Co. (The)	1,475,569	93,197
Total		103,303

Textiles Apparel Manufacturers 0.57%
J. Crew Group, Inc.*	320,510	12,875

Utilities: Cable TV & Radio 1.47%
Comcast Corp., Special Class A*	1,303,704	33,205

Utilities: Electrical 6.34%
Ameren Corp.	188,578	9,486
Consolidated Edison, Inc.	147,694	7,541
Dominion Resources, Inc.	305,677	27,135
FPL Group, Inc.	353,048	21,596
PG&E Corp.	653,622	31,550
PPL Corp.	501,645	20,517
Progress Energy, Inc.	263,142	13,273
Southern Co. (The)	335,970	12,313
Total		143,411

Utilities: Gas Distributors 0.40%
Spectra Energy Corp.	347,709	9,134

Utilities: Gas Pipelines 0.56%
El Paso Corp.	880,622	12,743

Utilities: Telecommunications 4.58%
AT&T Inc.	2,394,460	94,414
Verizon Communications Inc.	240,000	9,101
Total		103,515

Total Common Stocks (cost $1,964,481,068)		2,220,324

See Notes to Schedule of Investments.

3

	Principal
	Amount	Value
Investments	(000)	(000)
SHORT-TERM INVESTMENT 2.90%

Repurchase Agreement
Repurchase Agreement dated 3/30/2007, 4.75% due 4/2/2007 with State Street Bank & Trust Co. collateralized by $8,290,000 of Federal Home Loan Bank at 3.75% and 4.375% due 8/15/2008 and 9/17/2010 and $59,875,000 of Federal National Mortgage Assoc. at 3.25% due 8/15/2008 and 2/15/2009; value: $67,003,197; proceeds: $65,713,120 (cost $65,687,119)	$65,687	$65,687

Total Investments in Securities 101.08% (cost $2,030,168,187)		2,286,011

Liabilities in Excess of Other Assets (1.08%)		(24,510)

Net Assets 100.00%		$2,261,501

ADR American Depositary Receipt.

Tracking Stock A security issued by a parent company that tracks the performance of a particular division.

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

4

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO March 31, 2007

		Value
Investments	Shares	(000)
COMMON STOCKS 97.54%

Advertising Agency 2.58%
Lamar Advertising Co.	27,000	$1,700
National CineMedia, Inc.*	45,000	1,202
Total		2,902

Aerospace 1.74%
Rockwell Collins, Inc. +	29,200	1,954

Agriculture, Fishing & Ranching 2.28%
Monsanto Co.	46,600	2,561

Banks 2.42%
Lazard Ltd., Class A (Bermuda)(a)	31,700	1,591
Northern Trust Corp.	18,800	1,130
Total		2,721

Biotechnology Research & Production 2.27%
Alexion Pharmaceuticals, Inc.*	19,300	835
Celgene Corp.*	18,900	991
Theravance, Inc.*	24,600	726
Total		2,552

Casinos & Gambling 2.50%
International Game Technology	38,400	1,550
WMS Industries, Inc.*	31,900	1,252
Total		2,802

Chemicals 1.04%
Ecolab, Inc.	27,200	1,170

Communications Technology 4.71%
Atheros Communications, Inc.*	57,100	1,366
Ciena Corp.*	31,500	881
Harris Corp.	25,300	1,289
WebEx Communications, Inc.*	30,800	1,751
Total		5,287

Computer Services, Software & Systems 4.80%
Akamai Technologies, Inc.*	33,100	1,652
Cognizant Tech Solutions Corp.*	16,000	1,412
Equinix, Inc.*	16,800	1,439
F5 Networks, Inc.*	13,300	887
Total		5,390

Computer Technology 2.14%
Network Appliance, Inc.*	47,000	1,716
NVIDIA Corp.*	24,000	691
Total		2,407

Consumer Electronics 2.14%
Activision, Inc.*	81,400	1,542
THQ Inc.*	25,100	858
Total		2,400

Cosmetics 0.30%
Bare Escentuals, Inc.*	9,400	337

Diversified Production 2.01%
Danaher Corp.	19,036	1,360
Dover Corp.	18,400	898
Total		2,258

Drug & Grocery Store Chains 0.88%
Safeway, Inc.	27,100	993

Drugs & Pharmaceuticals 2.22%
BioMarin Pharmaceutical Inc.*	32,878	568
Shire Pharmaceuticals ADR	31,200	1,931
Total		2,499

Education Services 1.84%
ITT Educational Services, Inc.*	25,400	2,070

Electronics 0.79%
Amphenol Corp.	13,700	885

Electronics: Medical Systems 1.22%
Hologic, Inc.*	23,800	1,372

Electronics:
Semi-Conductors/Components 4.08%
Analog Devices, Inc.	32,900	1,135
MEMC Electronic Materials*	24,700	1,496
National Semiconductor Corp.	42,700	1,031
Xilinx, Inc.	35,900	923
Total		4,585

See Notes to Schedule of Investments.

1

		Value
Investments	Shares	(000)
Entertainment 1.49%
Dreamworks Animation SKG Inc.*	54,900	$1,679

Finance Companies 0.66%
International Securities
Exchange Holdings, Inc.	15,100	737

Financial Data Processing Services & Systems 2.11%
Alliance Data Systems Corp.*	16,330	1,006
Fiserv, Inc.*	25,600	1,359
Total		2,365

Financial Information Services 1.02%
FactSet Research Systems, Inc.	18,200	1,144

Healthcare Facilities 1.37%
ICON plc ADR*	36,000	1,534

Hotel/Motel 2.66%
Hilton Hotels Corp.	44,300	1,593
Starwood Hotels & Resorts Worldwide, Inc.	21,500	1,394
Total		2,987

Investment Management Companies 1.14%
T. Rowe Price Group, Inc.	27,100	1,279

Jewelry, Watches & Gemstones 0.53%
Tiffany & Co.	13,100	595

Leisure Time 1.71%
Life Time Fitness, Inc.*	22,500	1,156
Penn National Gaming, Inc.*	18,100	768
Total		1,924

Machinery: Oil Well Equipment & Services 3.01%
Cameron International Corp.*	22,500	1,413
Dril-Quip, Inc.*	11,600	502
Smith International, Inc.	30,400	1,460
Total		3,375

Medical & Dental Instruments & Supplies 7.23%
Beckman Coulter, Inc.	27,500	1,757
Edwards Lifesciences Corp.*	28,800	1,460
Henry Schein, Inc.*	14,600	806
Mentor Corp.	18,200	837
St. Jude Medical, Inc.*	34,900	1,313
Thermo Fisher Scientific Inc.*	41,740	1,951
Total		8,124

Metal Fabricating 1.62%
Precision Castparts Corp.	17,500	1,821

Miscellaneous: Producer Durables 1.72%
BE Aerospace, Inc.*	61,100	1,937

Multi-Sector Companies 0.95%
Textron Inc.	11,900	1,069

Oil: Crude Producers 4.63%
Cabot Oil & Gas Corp.	28,200	1,898
Range Resources Corp.	59,100	1,974
Southwestern Energy Co.*	32,300	1,324
Total		5,196

Radio & TV Broadcasters 1.55%
Rogers Communications, Inc., Class B (Canada)(a)
	53,200	1,743

Restaurants 0.54%
P.F. Chang’s China Bistro, Inc.*	14,600	611

Retail 3.88%
Dick’s Sporting Goods, Inc.*	16,600	967
J.C. Penney Co., Inc.	17,400	1,430
Nordstrom, Inc.	20,500	1,085
O’Reilly Automotive, Inc.*	26,400	874
Total		4,356

Savings & Loan 1.22%
Hudson City Bancorp, Inc.	99,900	1,367

See Notes to Schedule of Investments.

2

		Value
Investments	Shares	(000)
Securities Brokerage & Services 1.77%
IntercontinentalExchange, Inc.*	4,800	$587
Investment Technology Group*	13,900	545
KBW, Inc.*	24,600	855
Total		1,987

Services: Commercial 3.76%
Corrections Corp. of America*	32,050	1,693
FTI Consulting, Inc.*	33,700	1,132
Monster Worldwide, Inc.*	29,600	1,402
Total		4,227

Shipping 1.02%
UTi Worldwide Inc. (United Kingdom)(a)	46,600	1,145

Soaps & Household Chemicals 1.69%
Church & Dwight Co., Inc.	37,800	1,903

Steel 0.79%
Carpenter Technology Corp.	7,300	881

Telecommunications Equipment 1.21%
American Tower Corp.*	35,000	1,363

Textiles Apparel Manufacturers 2.23%
Coach, Inc.*	35,700	1,787
Under Armour, Inc.*	14,000	718
Total		2,505

Toys 1.05%
Marvel Entertainment, Inc.*	42,500	1,179

Transportation: Miscellaneous 0.69%
Expeditors International of Washington, Inc.	18,700	773

Utilities: Telecommunications 2.33%
NII Holdings, Inc.*	20,700	1,536
Time Warner Telecom, Inc.*	52,300	1,086
Total		2,622

Total Common Stocks (cost $98,961,974)		109,573

	Principal
	Amount
	(000)
SHORT-TERM INVESTMENT 3.71%

Repurchase Agreement
Repurchase Agreement dated 3/30/2007, 4.75% due 4/2/2007 with State Street Bank & Trust Co. collateralized by $4,200,000 of Federal Home Loan Mortgage Corp. at 5.50% due 1/18/2008; value: $4,252,500; proceeds: $4,167,063 (cost $4,165,414)	$4,165	$4,165

Total Investments in Securities 101.25% (cost $103,127,388)		113,738
Liabilities in Excess of Other Assets (1.25%)		(1,406)
Net Assets 100.00%		$112,332

ADR American Depositary Receipt.

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

3

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL PORTFOLIO March 31, 2007

		U.S. $
		Value
Investments	Shares	(000)
COMMON STOCKS 96.47%

Australia 2.40%
Downer EDI Ltd.	64,525	$356
Newcrest Mining Ltd.	14,759	284
Zinifex Ltd.	7,944	102
Total		742

Canada 1.70%
Addax Petroleum Corp.	10,777	341
OPTI Canada Inc.*	10,756	185
Total		526

China 1.39%
Beauty China Holdings Ltd.	150,234	109
Celestial NutriFoods Ltd.*	308,705	319
Total		428

Denmark 1.03%
Topdanmark AS*	1,647	319

France 4.03%
Gemalto N.V.*	4,626	107
Neopost S.A.	5,127	733
Vallourec S.A.	1,576	403
Total		1,243

Germany 12.09%
Arques Industries AG	21,009	510
AWD Holding AG	3,292	156
Fresenius Medical Care AG & Co. ADR	12,700	618
Hypo Real Estate Holding AG	6,881	439
PATRIZIA Immobilien AG*	9,384	210
Rheinmetall AG	6,392	592
Symrise GmbH & Co. AG*	20,904	543
Wacker Chemie AG*	3,826	664
Total		3,732

Greece 2.32%
Greek Postal Savings Bank*	16,507	417
Piraeus Bank S.A.	8,606	299
Total		716

Hong Kong 5.34%
Agile Property Holdings Ltd.	526,000	518
EganaGoldpfeil Holdings Ltd.	958,000	674
Playmates Holdings Ltd.	1,306,000	214
RexCapital Financial Holdings Ltd.*	2,525,000	243
Total		1,649

Indonesia 0.53%
PT Indosat Tbk	238,500	163

Ireland 2.89%
C&C Group plc	7,504	114
FBD Holdings plc	5,817	303
Grafton Group plc Unit*	26,507	398
Waterford Wedgwood plc Unit*	927,777	78
Total		893

Italy 4.95%
Azimut Holding SpA	26,928	397
Davide Campari-Milano SpA	40,874	402
Hera SpA	86,875	366
Milano Assicurazioni SpA	41,880	362
Total		1,527

Japan 17.78%
Avex Group Holdings Inc.	19,400	315
Capcom Co., Ltd.	10,000	144
Don Quijote Co., Ltd.	19,200	376
FP Corp.	4,400	154
Ibiden Co., Ltd.	7,400	384
Japan General Estate Co., Ltd.	14,600	375
K.K. DaVinci Advisors*	280	299
Kabu.com Securities Co., Ltd.	97	172
Meisei Industrial Co., Ltd.	22,000	96

See Notes to Schedule of Investments.

1

		U.S. $
		Value
Investments	Shares	(000)
Japan (Continued)
Mitsui Mining & Smelting Co., Ltd.	33,800	$186
Nabtesco Corp.	38,912	512
Nippon Commercial Investment REIT	71	390
Nitori Co., Ltd.	9,350	465
Okinawa Cellular Telephone Co.	127	402
Tokuyama Corp.	23,100	404
Wacom Co., Ltd.	54	151
Yamada Denki Co., Ltd.	3,570	333
ZEON Corp.	32,000	330
Total		5,488

Kazakhstan 1.10%
Kazkommertsbank GDR*+	17,558	341

Netherlands 5.92%
Aalberts Industries N.V.	4,989	493
Draka Holding N.V.*	10,640	387
Koninklijke BAM Groep N.V.	14,775	350
LMA International N.V.*	532,066	205
Wavin N.V.*	19,904	393
Total		1,828

Norway 4.40%
Electromagnetic GeoServices AS*	16,870	375
Petroleum Geo-Services*	16,100	421
Songa Offshore ASA*	61,486	561
Total		1,357

Philippines 0.91%
Ayala Corp.	24,113	280

South Korea 1.67%
Pusan Bank	34,560	514

Spain 4.37%
Enagas, S.A.	13,317	344
Prosegur Compania de Seguridad S.A.	13,986	531
Vueling Airlines SA*	8,066	474
Total		1,349

Sweden 3.06%
Getinge AB, Class B	20,400	465
KappAhl Holding AB	44,326	479
Total		944

Switzerland 0.47%
Geberit AG	94	145

Taiwan 2.29%
Chi Mei Optoelectronics Corp.	276,000	288
MediaTek, Inc.	11,000	126
Motech Industries Inc.	21,000	293
Total		707

Turkey 0.65%
Turkiye Is Bankasi A.S. GDR	17,140	83
Turkiye Vakiflar Bankasi*	52,958	118
Total		201

United Kingdom 15.18%
Balfour Beatty plc	41,656	391
Bespak plc	10,559	161
BlueBay Asset Management plc*	111,167	897
Burberry Group plc	41,837	538
Ceres Power Holdings plc*	26,423	114
Intertek Group plc	31,779	567
Man Group plc	35,917	392
Michael Page International plc	30,483	321
Northgate plc	15,402	327
Northgate Information Solutions plc	132,822	217
Premier Foods plc	19,652	113
Punch Taverns plc	19,870	488
Slough Estates plc	10,297	159
Total		4,685

Total Common Stocks (cost $25,257,798)		29,777

See Notes to Schedule of Investments.

2

	Principal	U.S. $
	Amount	Value
Investments	(000)	(000)
SHORT-TERM INVESTMENT 3.89%

Repurchase Agreement
Repurchase Agreement dated 3/30/2007, 4.75% due 4/2/2007 with State Street Bank & Trust Co. collateralized by $1,215,000 of Federal Home Loan Mortgage Corp. at 5.50% due 1/18/2008; value: $1,230,188; proceeds: $1,202,093 (cost $1,201,618)	$1,201	$1,201

Total Investments in Securities 100.36% (cost $26,459,416)		30,978
Liabilities in Excess of Other Assets (0.36%)		(111)
Net Assets 100.00%		$30,867

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
Unit	More than one class of securities traded together.
* Non-income producing security.
+

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.

See Notes to Schedule of Investments.

3

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - LARGE CAP CORE PORTFOLIO March 31, 2007

		Value
Investments	Shares	(000)
COMMON STOCKS 95.56%

Aerospace 3.58%
Boeing Co. (The)	2,053	$183
Lockheed Martin Corp.	1,901	184
Northrop Grumman Corp.	945	70
United Technologies Corp.	1,795	117
Total		554

Agriculture, Fishing & Ranching 2.06%
Monsanto Co.	5,793	318

Banks 6.09%
Bank of America Corp.	3,481	178
Bank of New York Co., Inc. (The)	4,747	192
JPMorgan Chase & Co.	2,866	139
Marshall & Ilsley Corp. (The)	282	13
PNC Financial Services Group, Inc. (The)	848	61
SunTrust Banks, Inc.	842	70
U.S. Bancorp	1,466	51
Wachovia Corp.	1,998	110
Wells Fargo & Co.	3,720	128
Total		942

Beverage: Brewers 0.38%
Anheuser-Busch Cos., Inc.	1,156	58

Beverage: Soft Drinks 2.94%
Coca-Cola Co. (The)	4,296	206
PepsiCo, Inc.	3,897	248
Total		454

Biotechnology Research & Production 3.08%
Baxter International, Inc.	2,796	147
Genentech, Inc.*	765	63
Genzyme Corp.*	1,853	111
ImClone Systems Inc.*	3,785	155
Total		476

Chemicals 0.79%
Praxair, Inc.	1,938	122

Communications & Media 0.33%
Time Warner Inc.	2,596	51

Communications Technology 4.09%
Cisco Systems, Inc.*	4,828	123
Corning, Inc.*	10,642	242
QUALCOMM Inc.	6,283	268
Total		633

Computer Services, Software & Systems 2.52%
Microsoft Corp.	8,195	228
Oracle Corp.*	6,384	116
Symantec Corp.*	2,648	46
Total		390

Computer Technology 1.38%
Hewlett-Packard Co.	1,486	60
International Business Machines Corp.	989	93
NVIDIA Corp.*	2,087	60
Total		213

Consumer Electronics 2.87%
Activision, Inc.*	13,808	262
Electronic Arts, Inc.*	2,958	149
Yahoo! Inc.*	1,030	32
Total		443

Consumer Products 0.73%
Kimberly-Clark Corp.	1,644	113

Copper 0.12%
Freeport-McMoRan Copper & Gold Inc.	290	19

Diversified Financial Services 3.29%
American Express Co.	774	44
Citigroup, Inc.	3,941	202
MetLife, Inc.	1,206	76
Morgan Stanley	2,361	186
Total		508

Drug & Grocery Store Chains 2.04%
Kroger Co. (The)	8,706	246
Walgreen Co.	1,507	69
Total		315

See Notes to Schedule of Investments.

1

		Value
Investments	Shares	(000)
Drugs & Pharmaceuticals 8.23%
Abbott Laboratories	4,141	$231
Bristol-Myers Squibb Co.	2,932	81
Gilead Sciences, Inc.*	3,208	246
Johnson & Johnson	3,218	194
Merck & Co., Inc.	1,930	85
Novartis AG ADR	2,031	111
Pfizer Inc.	3,920	99
Wyeth	4,496	225
Total		1,272

Electrical Equipment & Components 1.00%
Emerson Electric Co.	3,597	155

Electronics: Medical Systems 1.20%
Medtronic, Inc.	3,795	186

Electronics:
Semi-Conductors/Components 1.39%
Advanced Micro Devices, Inc.*	2,347	31
Intel Corp.	3,701	71
Texas Instruments, Inc.	3,753	113
Total		215

Electronics: Technology 1.85%
General Dynamics Corp.	2,064	158
Raytheon Co.	2,453	128
Total		286

Energy: Miscellaneous 0.37%
Valero Energy Corp.	895	58

Engineering & Contracting Services 0.41%
Fluor Corp.	702	63

Entertainment 0.84%
Dreamworks Animation SKG Inc., Class A*	1,242	38
Walt Disney Co. (The)	2,670	92
Total		130

Financial Data Processing Services & Systems 0.28%
Automatic Data Processing, Inc.	894	43

Financial: Miscellaneous 1.09%
Federal Home Loan Mortgage Corp.	1,339	79
Federal National Mortgage Assoc.	1,643	90
Total		169

Foods 3.21%
Campbell Soup Co.	3,162	123
Kellogg Co.	2,034	105
Kraft Foods Inc., Class A	8,458	268
Total		496

Gold 1.39%
Barrick Gold Corp. (Canada)(a)	5,038	144
Newmont Mining Corp.	1,681	71
Total		215

Health & Personal Care 3.66%
CVS Caremark Corp.	6,573	224
Express Scripts, Inc.*	901	73
Medco Health Solutions, Inc.*	2,756	200
WellPoint, Inc.*	856	69
Total		566

Healthcare Facilities 0.27%
Quest Diagnostics Inc.	829	41

Healthcare Management Services 0.56%
Sierra Health Services, Inc.*	2,097	86

Identification Control & Filter Devices 0.52%
Agilent Technologies, Inc.*	2,398	81

Insurance: Multi-Line 1.21%
American International Group, Inc.	1,670	112
Hartford Financial Services Group, Inc. (The)	786	75

Total		187

Insurance: Property-Casualty 0.47%
XL Capital Ltd., Class A (Bermuda)(a)	1,036	72

Machinery: Construction & Handling 0.27%
Caterpillar Inc.	624	42

See Notes to Schedule of Investments.

2

		Value
Investments	Shares	(000)
Machinery: Oil Well Equipment & Services 1.61%
Baker Hughes, Inc.	1,101	$73
Schlumberger Ltd. (Netherlands)(a)	2,547	176
Total		249

Medical & Dental Instruments & Supplies 0.56%
St. Jude Medical, Inc.*	2,289	86

Miscellaneous: Consumer Staples 1.05%
Diageo plc ADR	2,009	163

Multi-Sector Companies 2.78%
General Electric Co.	10,052	355
Honeywell International, Inc.	1,598	74
Total		429

Oil: Crude Producers 0.16%
XTO Energy, Inc.	463	25

Oil: Integrated Domestic 0.40%
ConocoPhillips	904	62

Oil: Integrated International 3.07%
Chevron Corp.	2,111	156
ExxonMobil Corp.	4,209	318
Total		474

Retail 5.40%
Best Buy Co., Inc.	2,362	115
Federated Department Stores Inc.	2,111	95
GameStop Corp.*	4,368	142
Home Depot, Inc. (The)	184	7
Kohl’s Corp.*	1,516	116
Target Corp.	2,068	123
Wal-Mart Stores, Inc.	5,031	236
Total		834

Services: Commercial 0.47%
IAC/InterActiveCorp*	1,901	72

Soaps & Household Chemicals 4.93%
Clorox Co. (The)	1,241	79
Colgate-Palmolive Co.	3,980	266
Procter & Gamble Co. (The)	6,606	417
Total		762

Textiles Apparel Manufacturers 0.94%
Coach, Inc.*	2,917	146

Transportation: Miscellaneous 0.65%
United Parcel Service, Inc., Class B	1,436	101

Utilities: Cable TV & Radio 1.58%
Comcast Corp., Class A*	9,636	245

Utilities: Electrical 4.66%
Dominion Resources, Inc.	1,828	162
FPL Group, Inc.	3,151	193
PG&E Corp.	3,295	159
Progress Energy, Inc.	1,773	90
Southern Co. (The)	3,194	117
Total		721

Utilities: Telecommunications 2.79%
AT&T Inc.	8,954	353
Sprint Nextel Corp.	1,361	26
Verizon Communications, Inc.	1,366	52
Total		431

Total Common Stocks (cost $13,462,245)		14,772

See Notes to Schedule of Investments.

3

	Principal
	Amount	Value
Investments	(000)	(000)
SHORT-TERM INVESTMENT 4.49%

Repurchase Agreement
Repurchase Agreement dated 3/30/2007, 4.75% due 4/2/2007 with State Street Bank & Trust Co. collateralized by $710,000 of Federal Home Loan Bank at Zero Coupon due 4/13/2007; value: $708,225; proceeds: $694,537 (cost $694,262)	$694	$694

Total Investments in Securities 100.05% (cost $14,156,507)		15,466
Liabilities in Excess of Other Assets (0.05%)		(7)
Net Assets 100.00%		$15,459

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

4

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - MID CAP VALUE PORTFOLIO March 31, 2007

		Value
Investments	Shares	(000)
COMMON STOCKS 98.02%

Advertising Agency 5.25%
Interpublic Group of Cos. (The)*	2,624,716	$32,310
R.H. Donnelley Corp.*	488,519	34,631
Total		66,941

Agriculture, Fishing & Ranching 1.07%
Monsanto Co.	247,292	13,591

Auto Parts: After Market 1.72%
Genuine Parts Co.	447,274	21,916

Beverage: Soft Drinks 1.55%
Coca-Cola Enterprises, Inc.	973,755	19,719

Chemicals 3.25%
Chemtura Corp.	1,458,734	15,944
Eastman Chemical Co.	402,848	25,512
Total		41,456

Commercial Information Services 0.02%
Arbitron Inc.	6,200	291

Communications Technology 8.59%
ADC Telecommunications, Inc.*	1,129,881	18,914
Avaya Inc.*	1,971,072	23,278
JDS Uniphase Corp.*	1,274,648	19,413
McAfee, Inc.*	981,674	28,547
Tellabs, Inc.*	1,955,298	19,358
Total		109,510

Computer Services, Software & Systems 3.62%
Cadence Design Systems, Inc.*	1,219,605	25,685
Openwave Systems, Inc.*	437,212	3,563
Sybase, Inc.*	669,558	16,927
Total		46,175

Consumer Products 2.63%
American Greetings Corp.	299,324	6,948
Snap-on Inc.	356,862	17,165
Tupperware Brands Corp.	376,426	9,384
Total		33,497

Containers & Packaging: Paper & Plastic 1.05%
Pactiv Corp.*	396,368	13,374

Diversified Manufacturing 1.99%
Ball Corp.	552,287	25,322

Drug & Grocery Store Chains 2.80%
Kroger Co. (The)	618,808	17,481
Safeway Inc.	494,947	18,135
Total		35,616

Drugs & Pharmaceuticals 4.98%
King Pharmaceuticals, Inc.*	1,687,142	33,186
Mylan Laboratories Inc.	1,430,893	30,249
Total		63,435

Energy: Miscellaneous 1.98%
GlobalSantaFe Corp. (Cayman Islands)(a)	408,451	25,193

Fertilizers 2.44%
Mosaic Co. (The)*	970,107	25,863
Potash Corp. of Saskatchewan Inc. (Canada)(a)
	33,026	5,282
Total		31,145

Foods 0.71%
Smithfield Foods, Inc.*	303,442	9,088

Health & Personal Care 0.49%
HealthSouth Corp.*	297,083	6,242

Healthcare Management Services 0.97%
Aetna Inc.	280,852	12,299

Household Furnishings 1.08%
Newell Rubbermaid, Inc.	444,409	13,817

Identification Control & Filter Devices 1.64%
Hubbell, Inc., Class B	433,175	20,896

See Notes to Schedule of Investments.

1

		Value
Investments	Shares	(000)
Insurance: Life 1.05%
Conseco, Inc.*	770,061	$13,322

Insurance: Multi-Line 1.45%
Genworth Financial, Inc., Class A	172,593	6,031
Safeco Corp.	186,725	12,404
Total		18,435

Insurance: Property-Casualty 4.86%
ACE Ltd. (Bermuda)(a)	206,207	11,766
Everest Re Group, Ltd. (Bermuda)(a)	66,106	6,358
PartnerRe Ltd. (Bermuda)(a)	324,160	22,218
XL Capital Ltd., Class A (Bermuda)(a)	309,268	21,636
Total		61,978

Machinery: Engines 0.98%
Cummins, Inc.	86,215	12,477

Machinery: Oil Well Equipment & Services 1.86%
Halliburton Co.	747,906	23,739

Medical & Dental Instruments & Supplies 1.13%
Bausch & Lomb, Inc.	282,368	14,446

Metal Fabricating 1.46%
Timken Co. (The)	615,910	18,668

Miscellaneous: Equipment 1.05%
W.W. Grainger, Inc.	172,647	13,335

Oil: Crude Producers 2.59%
EOG Resources, Inc.	405,354	28,918
Range Resources Corp.	122,100	4,078
Total		32,996

Paper 2.75%
Bowater, Inc.	677,740	16,144
MeadWestvaco Corp.	611,330	18,853
Total		34,997

Publishing: Miscellaneous 2.28%
R.R. Donnelley & Sons Co.	794,646	29,076

Radio & TV Broadcasters 1.75%
Clear Channel Communications, Inc.	635,172	22,256

Real Estate Investment Trusts 0.97%
Host Hotels & Resorts, Inc.	470,620	12,382

Restaurants 2.66%
Brinker International Inc.	523,516	17,119
OSI Restaurant Partners, Inc.	423,802	16,740
Total		33,859

Retail 4.42%
Federated Department Stores, Inc.	286,154	12,891
Foot Locker, Inc.	697,736	16,432
OfficeMax, Inc.	512,298	27,019
Total		56,342

Services: Commercial 3.30%
Allied Waste Industries, Inc.*	1,096,256	13,802
Sabre Holdings Corp., Class A	863,010	28,263
Total		42,065

Utilities: Electrical 8.69%
Ameren Corp.	432,787	21,769
CMS Energy Corp.	1,289,083	22,946
NiSource Inc.	1,084,457	26,504
Northeast Utilities System	861,798	28,241
Puget Energy, Inc.	436,691	11,214
Total		110,674

Utilities: Gas Distributors 0.42%
Southwest Gas Corp.	138,504	5,384

Utilities: Telecommunications 6.52%
CenturyTel, Inc.	298,003	13,467
EMBARQ Corp.	477,817	26,925
Level 3 Communications, Inc.*	632,330	3,857
Qwest Communications International., Inc.*	4,317,297	38,813
Total		83,062

Total Common Stocks (cost $1,012,553,379)		1,249,016

See Notes to Schedule of Investments.

2

		Principal
	Amount	Value
Investments	(000)	(000)
SHORT-TERM INVESTMENT 2.18%

Repurchase Agreement
Repurchase Agreement dated 3/30/2007, 4.75% due 4/2/2007 with State Street Bank & Trust Co. collateralized by $28,360,000 of Federal Home Loan Bank at Zero Coupon due 4/13/2007; value: $28,289,100; proceeds: $27,744,547 (cost $27,733,569)	$27,733	$27,733

Total Investments in Securities 100.20% (cost $1,040,286,948)		1,276,749
Liabilities in Excess of Other Assets (0.20%)		(2,492)
Net Assets 100.00%		$1,274,257

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

3

Notes to Schedule of Investments (unaudited)

1.             ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940 (the “Act”) as an open-end management investment company, and was incorporated under Maryland law in 1989. The Company consists of the following eight portfolios (separately, a “Fund” and collectively, the “Funds”):  All Value Portfolio (“All Value”), America’s Value Portfolio (“America’s Value”), Bond-Debenture Portfolio (“Bond Debenture”),  Growth and Income Portfolio (“Growth and Income”), Growth Opportunities Portfolio (“Growth Opportunities”), International Portfolio (“International”), Large-Cap Core Portfolio (“Large Cap Core”), and Mid-Cap Value Portfolio (“Mid Cap Value”). Each Fund is diversified as defined under the Act.

The investment objective of All Value is long-term growth of capital and income without excessive fluctuations in market value. The investment objective of America’s Value is to seek current income and capital appreciation. The investment objective of Bond Debenture is to seek high current income and the opportunity for capital appreciation to produce a high total return. The investment objective of Growth and Income is long-term growth of capital and income without excessive fluctuations in market value. The investment objective of Growth Opportunities is capital appreciation. The investment objective of International is long-term capital appreciation. The investment objective of Large Cap Core is growth of capital and growth of income consistent with reasonable risk. The investment objective of Mid Cap Value is to seek capital appreciation through investments, primarily equity securities, which are believed to be undervalued in the market place.

2.             SIGNIFICANT ACCOUNTING POLICIES

(a)   Investment Valuation– Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and electronic data processing techniques. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)   Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)   Foreign Transactions–The books and records of the Funds are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned and recorded.

(d)   Repurchase Agreements– Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(e)  When-Issued or Forward Transactions– Each Fund may purchase securities on a when-issued or forward basis. When-issued or forward transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and the value of the security in determining its net asset value. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

3.             FEDERAL TAX INFORMATION

As of  March 31, 2007, the aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

	All Value	America’s Value	Bond Debenture
Tax cost	$76,537,835	$96,051,743	$269,109,261
Gross unrealized gain	7,872,195	12,385,334	9,868,165
Gross unrealized loss	(681,749)	(412,050)	(2,727,707)
Net unrealized security gain	$7,190,446	$11,973,284	$7,140,458

	Growth and Income	Growth Opportunities	International
Tax cost	$2,034,674,173	$103,303,885	$26,515,422
Gross unrealized gain	270,017,206	11,426,845	4,840,972
Gross unrealized loss	(18,680,621)	(992,573)	(377,396)
Net unrealized security gain	$251,336,585	$10,434,272	$4,463,576

	Large Cap Core	Mid Cap Value
Tax cost	$14,170,927	$1,042,417,076
Gross unrealized gain	1,455,552	253,667,505
Gross unrealized loss	(160,698)	(19,335,312)
Net unrealized security gain	$1,294,854	$234,332,193

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax  treatment of certain securities, amortization, and wash sales.

4.             INVESTMENT RISKS

ALL VALUE

The Fund is subject to the general risks and considerations associated with investing in equity securities. The value of an investment will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies in which the Fund invests. Large company value stocks, in which the Fund invests a significant portion of its assets, may perform differently than the market as a whole and other types of stocks, such as mid-sized or small-company stocks and growth stocks. This is because different types of stocks tend to shift in and out of favor depending on market and economic conditions. Mid-cap and small-cap company stocks in which the Fund may invest may be more volatile and less liquid than large-cap stocks. The market may fail to recognize the intrinsic value of a particular value stock for a long time. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

These factors can affect the Fund’s performance.

AMERICA’S VALUE

The Fund is subject to the general risks and considerations associated with investing in equity and fixed income securities.

The values of the Fund’s equity security holdings and, consequently, the value of an investment in the Fund will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies involved. With its emphasis on value stocks, the Fund may perform differently than the market as a whole and other types of stocks, such as growth stocks. The market may fail to recognize the intrinsic value of particular value stocks for a long time. The Fund may invest a significant portion of its assets in mid-sized companies that may be less able to weather economic shifts or other adverse developments than larger, more established companies. Because the Fund is not limited to investing in equity securities, the Fund may have smaller gains in a rising stock market than a fund investing solely in equity securities. In addition, if the Fund’s assessment of a company’s value or prospects for market appreciation or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

The values of the Fund’s fixed income holdings, and consequently, the value of an investment in the Fund will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of these holdings are likely to decline. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal or interest to the Fund, a risk that is greater with high yield securities (sometimes called “lower-rated debt securities” or “junk bonds”) in which the Fund may invest. Some issuers, particularly of high yield bonds, may default as to principal and/or interest payments after the Fund purchases their securities.

A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund. High yield bonds are subject to greater price fluctuations, as well as additional risks.

The Fund may invest up to 20% of its net assets in foreign securities, which may present increased market, liquidity, currency, political, information, and other risks.

These factors can affect the Fund’s performance.

BOND DEBENTURE

 The Fund is subject to the general risks and considerations associated with investing in debt securities. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of debt securities are likely to decline; when rates fall, such prices tend to rise. Longer-term securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a debt security will fail to make timely payments of principal or interest to the Fund, a risk that is greater with high yield bonds (sometimes called “lower-rated debt securities” or “junk bonds”) in which the Fund may invest. Some issuers, particularly of high yield bonds, may default as to principal and/or interest payments after the Fund purchases its securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund. High yield securities are subject to greater price fluctuations, as well as additional risks. The mortgage-related securities in which the Fund may invest may be particularly sensitive to changes in prevailing interest rates. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive the Fund of income payments above current market rates. The prepayment rate will affect the price and volatility of a mortgage-related security. Some of these securities may be those of such government sponsored enterprises as Federal Home Loan Mortgage Corporation and Federal National Mortgage Association. Such securities are guaranteed with respect to the timely payment of interest and principal by the particular Government sponsored enterprise involved, not by the U.S. Government.

The Fund may invest up to 20% of its net assets in equity securities which may subject it to the general risks and considerations associated with investing in equity securities. The value of an investment will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies in which the Fund invests.

The Fund may invest up to 20% of its net assets in foreign securities, which may present increased market, liquidity, currency, political, information, and other risks.

These factors can affect the Fund’s performance.

GROWTH AND INCOME

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value stocks. The value of an investment will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies in which the Fund invests. Large company value stocks may perform differently than the market as a whole and other types of stocks, such as small company stocks and growth stocks. This is because different types of stocks tend to shift in and out of favor depending on market and economic conditions. The market may fail to recognize the intrinsic value of particular value stocks for a long time. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

These factors can affect the Fund’s performance.

GROWTH OPPORTUNITIES

 The Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the stock market in general, and to the changing prospects of individual companies in which the Fund invests. The Fund has particular risks associated with growth stocks. Growth companies may grow faster than other companies, which may result in more volatility in their stock prices. In addition, if the Fund’s assessment of a company’s potential for growth or market conditions is wrong, it could suffer losses or produce poor performance relative to other funds, even in a rising market. The Fund invests largely in mid-sized company stocks, which may be less able to weather economic shifts or other adverse developments than larger, more established companies.

These factors can affect the Fund’s performance.

INTERNATIONAL

The Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the stock market in general, and to the changing prospects of individual companies in which the Fund invests. The Fund is subject to the risks of investing in foreign securities and in the securities of small-cap companies. Foreign securities may pose greater risks than domestic securities, including greater price fluctuations and higher transaction costs. Foreign investments also may be affected by changes in currency rates or currency controls. Investing in small-cap companies generally involves greater risks than investing in the stocks of larger companies, including more volatility and less liquidity.

These factors can affect the Fund’s performance.

LARGE CAP CORE

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value and growth stocks. This means the value of your investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests. Large value and growth stocks may perform differently than the market as a whole and differently than each other or other types of stocks, such as small company stocks. This is because different types of stocks tend to shift in and out of favor depending on market and economic conditions. The market may fail to recognize the intrinsic value of particular value stocks for a long time. Growth stocks may be more volatile than other stocks. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

These factors can affect the Fund’s performance.

MID CAP VALUE

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value and mid-sized company stocks. The value of an investment will fluctuate in response to movements in the stock market in general, and to the changing prospects of individual companies in which the Fund invests. The market may fail to recognize for a long time the intrinsic value of particular value stocks the Fund may hold. The mid-sized company stocks in which the Fund invests may be less able to weather economic shifts or other adverse developments than those of larger, more established companies. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

These factors can affect the Fund’s performance.

Item 2:	Controls and Procedures.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

(i)

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT SERIES FUND, INC.

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: May 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: May 24, 2007